Other Receivables, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 7,500,000
Addition	15,786,550	7,500,000
Ending balance	$ 23,286,550	$ 7,500,000